Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Total Assets, Liabilities and Capital [Abstract]
Total Assets	$ 177,044,272	$ 274,091,722
Total Liabilities	4,161,882	6,180,860
Blackwater Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	25.30%	16.40%	[1]
Fair value of investments	43,685,685	43,800,324	[1]
Partnership's pro rata net income (loss)	(3,758,641)	731,982	[1]
Investment objective	Commodity Portfolio	Commodity Portfolio	[1]
Redemption permitted	Monthly	Monthly	[1]
Income statement information [Abstract]
Investment income / (loss)	48,607	9,337
Net investment loss	(110,152)	(102,547)
Total trading results	(8,076,139)	2,948,325
Net income (loss)	(8,186,291)	2,845,778
Total Assets, Liabilities and Capital [Abstract]
Total Assets	82,996,036	83,066,066
Total Liabilities	1,069,352	176,287
Total Capital	81,926,684	82,889,779
Percentage of fund owned (in hundredths)	53.30%	52.80%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	43.40%
Fair value of investments	10,109,603
Partnership's pro rata net income (loss)	(435,473)
Investment objective	Commodity Portfolio
Redemption permitted	Monthly
Income statement information [Abstract]
Investment income / (loss)	59,059
Net investment loss	(462,208)
Total trading results	(4,542,592)
Net income (loss)	(5,004,800)
Total Assets, Liabilities and Capital [Abstract]
Total Assets	116,058,406
Total Liabilities	1,168,169
Total Capital	114,890,237
Percentage of fund owned (in hundredths)	8.80%
Commodity Program leverage permitted (in hundredths)	150.00%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	29.70%
Fair value of investments	6,920,831
Partnership's pro rata net income (loss)	79,839
Investment objective	Commodity Portfolio
Redemption permitted	Monthly
Income statement information [Abstract]
Investment income / (loss)	2,095
Net investment loss	(16,586)
Total trading results	539,604
Net income (loss)	523,018
Total Assets, Liabilities and Capital [Abstract]
Total Assets	14,372,049
Total Liabilities	31,163
Total Capital	14,340,886
Percentage of fund owned (in hundredths)	48.23%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | FL Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	0.00%
Fair value of investments	0
Partnership's pro rata net income (loss)	(1,519,355)
Investment objective	Commodity Portfolio
Redemption permitted	Monthly
Total Assets, Liabilities and Capital [Abstract]
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund and Cambridge Master Fund [Member]
Total Assets, Liabilities and Capital [Abstract]
Total Assets	130,430,455
Total Liabilities	1,199,332
Total Capital	129,231,123
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	85.10%	86.70%
Fair value of investments	63,045,391	101,259,072
Partnership's pro rata net income (loss)	(1,117,246)	(22,304,564)
Income statement information [Abstract]
Investment income / (loss)	(48,368)	(53,603)		(8,738)
Net investment loss	(8,182,509)	(7,089,593)		(4,238,014)
Total trading results	(9,518,219)	(100,575,804)		34,087,359
Net income (loss)	(17,700,728)	(107,665,397)		29,849,345
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	6.80%	7.90%
Fair value of investments	5,021,111	9,193,011
Partnership's pro rata net income (loss)	(1,278,585)	240,600
Income statement information [Abstract]
Investment income / (loss)	26,436	8,507
Net investment loss	(126,749)	(110,281)
Total trading results	(8,963,355)	2,276,086
Net income (loss)	(9,090,104)	2,165,805
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	11.00%	7.60%
Fair value of investments	8,142,971	8,832,023
Partnership's pro rata net income (loss)	164,303	(120,388)
Income statement information [Abstract]
Investment income / (loss)	30,442	963
Net investment loss	(691,180)	(325,546)
Total trading results	(261,679)	438,595
Net income (loss)	$ (952,859)	$ 113,049

[1]	The Partnership invested in Blackwater Master Fund as of December 1, 2011.